Intangible Assets and Goodwill	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

Note 7 – Intangible Assets and Goodwill

Intangible Assets, net

Intangible assets for the three months ended March 31, 2019 are set forth in the table below. The table shows the gross carrying values and accumulated amortization of the Company’s intangible assets by type as of March 31, 2019:

	March 31, 2019
	Cost	Accumulated Amortization	Net
Tradenames, service marks and domain names	$50,000	$2,000	$48,000
Customer relationships	540,000	8,000	532,000
Total intangible assets	$590,000	10,000	580,000

The Company recognized amortization expense of approximately $10,000 for the three months ended March 31, 2019 in selling, general and administrative expenses on the accompanying condensed consolidated statement of operations and comprehensive loss.

Amortization expense for the reminder of the fiscal year 2019 is estimated to be approximately $32,000. Aggregate amortization expense for each of the next five years is estimated to be approximately $42,000.

The Company did not recognize any intangible asset impairment charges during the three months ended March 31, 2019.

Goodwill

Goodwill had a carrying value on the Company’s condensed consolidated balance sheets of approximately $759,000 and $748,000 at March 31, 2019 and December 31, 2018, respectively. As a result of a final working capital adjustment, goodwill increased approximately $11,000 during the three months ended March 31, 2019. Goodwill has been allocated to the Water Filtration segment.